Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 34,200	$ 26,128	$ 21,895	$ 27,216	$ 19,327	$ 17,058	$ 14,774	$ 12,296	$ 9,865	$ 10,229	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 34,175	26,109	21,879	27,400	19,603	17,433	15,212	12,756	10,310	10,773	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 34,173	26,107	21,878	27,400	19,605	17,432	15,211	12,755	10,311	10,774	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R (with sales charge)
Account Value	$ 35,397	27,111	22,777	28,378	20,202	17,876	15,520	12,949	10,414	10,828	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 (with sales charge)
Account Value	$ 37,431	28,500	23,802	29,484	20,868	18,352	15,835	13,144	10,518	10,880	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y (with sales charge)
Account Value	$ 37,204	28,353	23,699	29,385	20,816	18,325	15,833	13,144	10,518	10,880	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Account Value	$ 37,433	30,053	25,129	28,114	19,968	18,441	16,673	13,614	11,277	11,069	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Account Value	$ 37,433	30,053	25,129	28,114	19,968	18,441	16,673	13,614	11,277	11,069	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Account Value	$ 37,433	30,053	25,129	28,114	19,968	18,441	16,673	13,614	11,277	11,069	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Account Value	$ 37,433	30,053	25,129	28,114	19,968	18,441	16,673	13,614	11,277	11,069	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Account Value	$ 37,433	30,053	25,129	28,114	19,968	18,441	16,673	13,614	11,277	11,069	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	25,563	21,490	24,950	17,306	16,246	14,907	12,987	10,959	10,729	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742	10,000
Putnam Sustainable Leaders Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Sustainable Leaders Linked Benchmark
Account Value	$ 37,433	$ 30,053	$ 25,129	$ 28,114	$ 19,968	$ 18,441	$ 16,673	$ 13,614	$ 11,277	$ 11,069	$ 10,000